Financial risk and capital management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) core_bank	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease liabilities	$ 3,412	$ 3,510	$ 3,570
Statoil's Captive Insurance Company
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash held as collateral	$ 288	$ 366
Commodity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	30.00%	30.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	10.00%	10.00%
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	1.00%	1.00%
Equity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible change, market risk	25.00%	35.00%
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum percentage of repayment of long-term funding	5.00%
Commercial paper	$ 5,000
Undrawn borrowing facilities	$ 5,000
Number of banks | core_bank	19
Credit risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of overdue trade and other receivables for 30 days and more	1.00%